UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                    -----------

                        First Trust Mortgage Income Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2016
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

    PRINCIPAL                                                                 STATED         STATED
      VALUE                       DESCRIPTION                                 COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  -----------  ---------------  ------------
MORTGAGE-BACKED SECURITIES - 76.2%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 56.7%
                  Accredited Mortgage Loan Trust
$        474,873      Series 2003-2, Class A1 ............................     4.98%         10/01/33     $    486,191
                  ACE Securities Corp. Home Equity Loan Trust
       1,136,211      Series 2006-ASAP6, Class A2D (a)....................     0.65%         12/25/36          579,004
                  Banc of America Mortgage Trust
          55,719      Series 2002-L, Class 1A1 (a) (b)....................     2.50%         12/01/32           48,940
                  Chase Mortgage Finance Trust
         330,867      Series 2007-A1, Class 1A3 (a).......................     2.72%         02/01/37          327,579
                  Citigroup Mortgage Loan Trust
         965,630      Series 2012-7, Class 10A2 (a) (c)...................     2.74%         09/01/36          867,717
                  Countrywide Alternative Loan Trust
          65,667      Series 2007-11T1, Class A37 (b) (d).................    37.46%         05/25/37          146,315
                  Countrywide Home Loan Mortgage Pass-Through Trust
         769,253      Series 2003-46, Class 2A1 (a).......................     2.85%         01/01/34          763,906
         467,494      Series 2006-21, Class A8 ...........................     5.75%         02/01/37          442,067
         792,140      Series 2006-HYB5, Class 3A1A (a)....................     2.75%         09/01/36          691,264
                  Credit Suisse First Boston Mortgage Securities Corp.
         399,950      Series 2004-AR2, Class 1A1 (a) (b)..................     2.93%         03/01/34          391,507
       1,014,840      Series 2004-AR8, Class 6A1 (a)......................     2.51%         09/01/34        1,011,431
                  Credit Suisse Mortgage Trust
         954,184      Series 10-20R, Class 7A4 (a) (c)....................     3.50%         03/01/37          920,001
                  DSLA Mortgage Loan Trust
       1,016,685      Series 2004-AR3, Class 2A2A (a).....................     0.80%         07/19/44          988,510
       1,050,821      Series 2007-AR1, Class 2A1A (a).....................     0.57%         04/19/47          851,492
                  GMAC Mortgage Corporation Loan Trust
         211,248      Series 2004-AR1, Class 22A (a)......................     3.10%         06/01/34          206,057
                  GSR Mortgage Loan Trust
         297,980      Series 2005-AR1, Class 4A1 (a)......................     2.52%         01/01/35          289,577
                  Harborview Mortgage Loan Trust
         607,318      Series 2004-6, Class 3A1 (a)........................     2.99%         08/01/34          592,003
                  Home Equity Asset Trust
         520,000      Series 2005-9, Class M1 (a).........................     0.84%         04/25/36          425,174
                  Irwin Home Equity Loan Trust
         559,737      Series 2006-3, Class 2A2 (c)........................     5.83%         09/01/37          566,648
                  IXIS Real Estate Capital Trust
       1,249,226      Series 2007-HE1, Class A3 (a).......................     0.59%         05/25/37          430,402
                  JP Morgan Mortgage Trust
       1,692,969      Series 2005-ALT1, Class 4A1 (a).....................     2.70%         10/01/35        1,570,361
         880,147      Series 2006-A2, Class 4A1 (a).......................     2.72%         08/01/34          883,109
         131,424      Series 2006-A2, Class 5A3 (a).......................     2.68%         11/01/33          131,829
                  JP Morgan Re-REMIC
         698,290      Series 2009-7, Class 12A1 (c).......................     6.25%         01/01/37          723,722
                  MASTR Asset Backed Securities Trust
       1,077,923      Series 2006-HE5, Class A3 (a).......................     0.59%         11/25/36          662,304
         222,207      Series 2006-HE5, Class A4 (a) (b)...................     0.65%         11/25/36          137,757
       1,584,310      Series 2006-NC2, Class A3 (a).......................     0.54%         08/25/36          728,159


                     See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    PRINCIPAL                                                                 STATED         STATED
      VALUE                       DESCRIPTION                                 COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  -----------  ---------------  ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  MASTR Asset Backed Securities Trust (Continued)
$        723,161      Series 2006-NC2, Class A5 (a).......................     0.67%         08/25/36     $    341,137
                  Mellon Residential Funding Corp. Mortgage Pass-Through
                    Trust
         545,145      Series 2001-TBC1, Class A1 (a)......................     1.13%         11/15/31          512,888
         505,716      Series 2002-TBC2, Class A (a).......................     1.29%         08/15/32          482,316
                  Morgan Stanley Mortgage Loan Trust
         401,455      Series 2004-7AR, Class 2A6 (a)......................     2.54%         09/01/34          395,306
                  Nomura Resecuritization Trust
       1,200,764      Series 15-6R, Class 2A4 (c).........................     7.90%         01/02/37          957,609
                  Provident Funding Mortgage Loan Trust
         250,100      Series 2005-1, Class 1A1 (a)........................     2.54%         05/01/35          250,538
                  Residential Accredit Loans, Inc.
         225,128      Series 2006-QO1, Class 2A1 (a)......................     0.70%         02/25/46          133,462
                  Saxon Asset Securities Trust
       1,169,064      Series 2007-2, Class A2D (a)........................     0.73%         05/25/47          788,183
                  Securitized Asset Backed Receivables LLC
       1,131,329      Series 2007-BR2, Class A2 (a).......................     0.66%         02/25/37          602,075
                  Springleaf Mortgage Loan Trust
         850,000      Series 2013-3A, Class M3 (c)........................     5.00%         09/01/57          863,259
                  Structured Adjustable Rate Mortgage Loan Trust
         647,987      Series 2004-2, Class 4A2 (a)........................     2.60%         03/01/34          635,420
                  Thornburg Mortgage Securities Trust
         518,917      Series 2003-4, Class A1 (a).........................     1.07%         09/25/43          502,922
                  Towd Point Mortgage Trust
       1,032,311      Series 15-2, Class 2A1 (a) (c)......................     3.75%         11/01/57        1,071,643
                  Wachovia Mortgage Loan Trust, LLC
         420,032      Series 2006-A, Class 3A1 (a)........................     2.81%         05/01/36          401,535
                  WaMu Mortgage Pass-Through Certificates
         290,485      Series 2003-AR5, Class A7 (a).......................     2.56%         06/01/33          294,231
         742,563      Series 2004-AR1, Class A (a)........................     2.45%         03/01/34          746,961
         766,675      Series 2004-AR10, Class A1B (a).....................     0.85%         07/25/44          740,470
         611,688      Series 2004-AR13, Class A1A (a).....................     1.15%         11/25/34          584,902
         822,393      Series 2005-AR1, Class A1A (a)......................     1.07%         01/25/45          778,268
       1,155,310      Series 2005-AR11, Class A1A (a).....................     0.75%         08/25/45        1,080,321
       1,092,047      Series 2005-AR6, Class 2A1A (a).....................     0.66%         04/25/45        1,021,929
         494,872      Series 2005-AR9, Class A1A (a)......................     1.07%         07/25/45          467,250
         818,469      Series 2006-AR2, Class 1A1 (a)......................     2.41%         03/01/36          779,033
                  Washington Mutual Alternative Mortgage Pass-Through
                    Certificates
          39,851      Series 2007-5, Class A11 (b) (d)....................    36.92%         06/25/37           95,028
                  Washington Mutual MSC Mortgage Pass-Through Certificates
         584,335      Series 2004-RA1, Class 2A ..........................     7.00%         03/01/34          621,531


                     See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    PRINCIPAL                                                                 STATED         STATED
      VALUE                       DESCRIPTION                                 COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  -----------  ---------------  ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Wells Fargo Mortgage Backed Securities Trust
$        586,824      Series 2003-H, Class A1 (a).........................     2.74%         09/01/33     $    587,557
         414,969      Series 2004-A, Class A1 (a).........................     2.83%         02/01/34          414,961
       1,501,420      Series 2004-R, Class 1A1 (a)........................     2.74%         09/01/34        1,522,090
         391,371      Series 2004-S, Class A1 (a).........................     2.74%         09/01/34          400,341
         760,183      Series 2004-Y, Class 1A2 (a)........................     2.80%         11/01/34          753,604
         379,115      Series 2005-AR10, Class 2A17 (a)....................     2.75%         06/01/35          385,800
         791,612      Series 2005-AR16, Class 1A1 (a).....................     2.74%         08/01/33          804,854
         385,602      Series 2005-AR3, Class 2A1 (a)......................     2.74%         03/01/35          389,608
         587,663      Series 2005-AR8, Class 1A1 (a)......................     2.74%         06/01/35          598,051
         265,652      Series 2007-16, Class 1A1 ..........................     6.00%         12/04/37          277,098
         373,461      Series 2007-2, Class 1A13 ..........................     6.00%         03/01/37          368,511
          94,716      Series 2007-8, Class 2A2 ...........................     6.00%         07/01/37           93,479
                                                                                                          ------------
                                                                                                            37,607,197
                                                                                                          ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5%
                  Banc of America Commercial Mortgage Trust
       1,000,000      Series 2006-6, Class AJ ............................     5.42%         10/01/45          998,078
         650,000      Series 2007-3, Class AJ, STRIP .....................     5.57%         06/01/49          649,711
                  Bayview Commercial Asset Trust
         651,672      Series 2004-2, Class A (a) (c)......................     0.86%         08/25/34          621,528
                  BXHTL Mortgage Trust
         800,000      Series 2015-JWRZ, Class B (a) (c)...................     2.13%         05/15/29          790,694
                  Carefree Portfolio Trust
       1,250,000      Series 2014-CARE, Class B (a) (c)...................     2.28%         11/15/19        1,246,896
                  Citigroup Commercial Mortgage Trust
       1,525,000      Series 2014-388G, Class B (a) (c)...................     1.48%         06/15/33        1,486,187
                  COMM Mortgage Trust
       1,000,000      Series 2014-KYO, Class B (a) (c)....................     1.73%         06/11/27          980,487
                  Greenwich Capital Commercial Funding Corp.
         650,000      Series 2007-GG11, Class AJ .........................     6.03%         12/01/49          645,483
                  Hudsons Bay Simon JV Trust
         510,000      Series 2015-HBFL, Class DFL (a) (c).................     4.08%         08/05/34          502,471
                  Hyatt Hotel Portfolio Trust
       1,040,000      Series 2015-HYT, Class B (a) (c)....................     2.13%         11/15/29        1,035,537
                  JP Morgan Chase Commercial Mortgage Securities Corp
         153,082      Series 2007-CB18, Class A4 .........................     5.44%         06/01/47          156,498
                  LB-UBS Commercial Mortgage Trust
         835,000      Series 2007-C1, Class AM ...........................     5.46%         02/11/40          858,787
         440,000      Series 2007-C2, Class AM ...........................     5.49%         02/11/40          450,081
                  UBS-Barclays Commercial Mortgage Trust
      15,186,744      Series 2013-C5, Class XA, IO (a) (c)................     1.08%         03/01/46          857,559
                  VNDO Mortgage Trust
         990,000      Series 2012-6AVE, Class A (c).......................     3.00%         11/01/30          994,899


                     See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    PRINCIPAL                                                                 STATED         STATED
      VALUE                       DESCRIPTION                                 COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  -----------  ---------------  ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Wachovia Bank Commercial Mortgage Trust
$        650,000      Series 2007-C33, Class AJ, STRIP ...................     6.15%         02/01/51     $    655,832
                                                                                                          ------------
                                                                                                            12,930,728
                                                                                                          ------------
                  TOTAL MORTGAGE-BACKED SECURITIES......................................................    50,537,925
                  (Cost $51,008,558)                                                                      ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 17.5%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 6.5%
                  Federal Home Loan Mortgage Corp.
       1,434,365      Series 2807, Class SB, IO (d).......................     7.02%         11/15/33          232,790
          13,874      Series 3195, Class SX (b) (d).......................    43.37%         07/15/36           58,956
       1,227,456      Series 3619, Class EI, IO (b).......................     4.50%         05/01/24           44,940
         838,771      Series 3692, Class PS, IO (b) (d)...................     6.17%         05/15/38           42,355
       2,672,084      Series 3726, Class KI, IO ..........................     3.50%         04/01/25          159,438
       1,957,602      Series 3870, Class WS, IO (d).......................     6.17%         06/15/31          268,887
       1,392,436      Series 4206, Class IA, IO (b).......................     3.00%         03/01/33          203,081
                  Federal National Mortgage Association
         507,831      Series 2005-122, Class SN (d).......................    26.89%         01/25/36          565,592
          54,881      Series 2008-50, Class AI, IO (b)....................     5.50%         06/01/23            2,055
       3,015,785      Series 2010-103, Class ID, IO (b)...................     5.00%         09/01/40          444,253
       4,787,236      Series 2010-139, Class KI, IO (b)...................     1.09%         12/01/40          250,499
         235,225      Series 2010-142, Class PS, IO (b) (d)...............     5.62%         05/25/40           11,195
         705,179      Series 2010-145, Class TI, IO (b)...................     3.50%         12/01/20           41,727
       1,509,262      Series 2010-40, Class MI, IO (b)....................     4.50%         08/01/24           47,154
       3,293,992      Series 2012-112, Class BI, IO ......................     3.00%         09/01/31          334,211
       2,580,529      Series 2012-125, Class MI, IO (b)...................     3.50%         11/01/42          466,217
       3,465,548      Series 2013-32, Class IG, IO (b)....................     3.50%         04/01/33          484,177
                  Federal National Mortgage Association, STRIP
       2,059,421      Series 406, Class 6, IO (b).........................     4.00%         01/01/41          356,008
                  Government National Mortgage Association
         483,946      Series 2009-65, Class NJ, IO (b)....................     5.50%         07/01/39           39,374
       2,039,465      Series 2010-115, Class IQ, IO ......................     4.50%         11/01/38          138,155
       3,487,099      Series 2011-131, Class EI, IO ......................     4.50%         08/01/39          152,857
                                                                                                          ------------
                                                                                                             4,343,921
                                                                                                          ------------

                  PASS-THROUGH SECURITIES - 11.0%
                  Fannie Mae REMICs
         915,276      Series 2005-83, Class LZ ...........................     5.50%         10/01/35          993,464
                  Federal Home Loan Mortgage Corp.
       1,000,000      Gold Pool ..........................................     3.50%         01/31/46        1,045,379
       1,095,065      Pool A94738 (e).....................................     4.50%         11/01/40        1,192,737
         747,271      Pool K36017 (e).....................................     5.00%         09/01/47          806,958
                  Federal National Mortgage Association
       1,510,477      Pool 831145 (e).....................................     6.00%         12/01/35        1,729,128


                     See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    PRINCIPAL                                                                 STATED         STATED
      VALUE                       DESCRIPTION                                 COUPON        MATURITY         VALUE
----------------  --------------------------------------------------------  -----------  ---------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,335,579      Pool 843971 (e).....................................     6.00%         11/01/35     $  1,533,600
                                                                                                          ------------
                                                                                                             7,301,266
                                                                                                          ------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...............................    11,645,187
                  (Cost $15,961,527)                                                                      ------------

ASSET-BACKED SECURITIES - 1.6%
                  Green Tree Financial Corp.
          26,341      Series 1997-2, Class A6 (b).........................     7.24%         06/15/28           26,291
          42,724      Series 1997-3, Class A6 (b).........................     7.32%         03/15/28           44,624
          40,638      Series 1997-7, Class A6 (b).........................     6.76%         07/15/28           41,582
                  Mid-State Capital Corp. Trust
         530,164      Series 2004-1, Class M1 ............................     6.50%         08/01/37          570,718
         377,836      Series 2005-1, Class A .............................     5.75%         01/01/40          408,599
                                                                                                          ------------
                  TOTAL ASSET-BACKED SECURITIES......................................................        1,091,814
                  (Cost $1,123,072)                                                                       ------------

                  TOTAL INVESTMENTS - 95.3%..........................................................       63,274,926
                  (Cost $68,093,157) (f)                                                                  ------------

   PRINCIPAL
     VALUE                                             DESCRIPTION                                            VALUE
----------------  --------------------------------------------------------------------------------------  ------------
REVERSE REPURCHASE AGREEMENTS - (7.6%)

      (3,159,000) With JP Morgan 0.70% dated 01/05/16, to be repurchased at
                      $3,160,781 on 02/03/16............................................................    (3,159,000)
      (1,905,000) With JP Morgan 0.70% dated 01/08/16, to be repurchased at
                      $1,905,963 on 02/03/16............................................................    (1,905,000)
                                                                                                          ------------
                  TOTAL REVERSE REPURCHASE AGREEMENTS...................................................    (5,064,000)
                                                                                                          ------------

                  NET OTHER ASSETS AND LIABILITIES - 12.3%..............................................     8,157,539
                                                                                                          ------------
                  NET ASSETS - 100.0%...................................................................  $ 66,368,465
                                                                                                          ============

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2016.

(b) Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be illiquid by Brookfield Investment Management Inc. ("Brookfield"), the Fund's sub-advisor.


                     See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $14,486,857, or 21.83% of net assets.

(d) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.

(e) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,858,594 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,676,825.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

STRIP Separate Trading of Registered Interest and Principal of Securities

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                              ASSETS TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    1/31/2016      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Mortgage-Backed Securities......................  $  50,537,925  $        --  $  50,537,925  $         --
U.S. Government Agency Mortgage-Backed
   Securities...................................     11,645,187           --     11,645,187            --
Asset-Backed Securities.........................      1,091,814           --      1,091,814            --
                                                  -------------  -----------  -------------  ------------
Total Investments...............................  $  63,274,926  $        --  $  63,274,926  $         --
                                                  =============  ===========  =============  ============

                                               LIABILITIES TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    1/31/2016      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Reverse Repurchase Agreements ..................  $  (5,064,000) $        --  $  (5,064,000) $         --
                                                  =============  ===========  =============  ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                          JANUARY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Mortgage Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on the New York Stock Exchange ("NYSE").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                          JANUARY 31, 2016 (UNAUDITED)

obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2016, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                          JANUARY 31, 2016 (UNAUDITED)

C. REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements were utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back by the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the fiscal year-to-date period ended January 31, 2016:

      Maximum amount outstanding during the period..................  $5,309,000
      Average amount outstanding during the period*.................  $5,169,011
      Average Common Shares outstanding during the period...........   4,213,115
      Average debt per Common Share outstanding during the period...       $1.23

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the fiscal year-to-date period ended January 31, 2016.

During the fiscal year-to-date period ended January 31, 2016, the interest rates ranged from 0.42% to 0.70%, with a weighted average interest rate of 0.60%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $7,982.

D. INVERSE FLOATING-RATE SECURITIES

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio and have the effect of creating leverage. These securities, if any, are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only security ("IO Security") and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

F. INTEREST-ONLY SECURITIES

An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            First Trust Mortgage Income Fund
             ------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 22, 2016
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 22, 2016
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 22, 2016
     ------------------

* Print the name and title of each signing officer under his or her signature.